Commitments and Contingencies - Summary of Future Minimum Payments under Non-Cancelable Operating Leases (Detail) - Dec. 31, 2021	CNY (¥)	USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	¥ 15,710,485	$ 2,465,318
2023	14,124,342	2,216,417
2024	13,873,588	2,177,069
2025	13,459,582	2,112,102
2026	13,459,582	2,112,102
2027 and after	48,629,836	7,631,082
Total	¥ 119,257,415	$ 18,714,090